CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Cumulative-effect adjustment Accumulated deficit CNY (¥)	Cumulative-effect adjustment CNY (¥)	Ordinary shares CNY (¥) shares	Treasury shares CNY (¥)	Additional paid-in capital CNY (¥)	Statutory reserves CNY (¥)	Accumulated other comprehensive (loss)/income CNY (¥)	Accumulated deficit CNY (¥)	Noncontrolling Interests CNY (¥)	CNY (¥)	USD ($)
Balance (in shares) at Dec. 31, 2021 | shares			868,685,634
Balance at Dec. 31, 2021	¥ (606)	¥ (606)	¥ 554		¥ 14,624,386		¥ (257,765)	¥ (3,693,119)		¥ 10,674,056
Net income								107,245		107,245
Foreign currency translation adjustments							952,949			952,949
Share-based compensation					692,204					692,204
Exercise of share options and vesting of RSU, Value			¥ 10		133,799					133,809
Exercise of share options and vesting of RSU, Shares | shares			14,372,840
Repurchase of ordinary shares				¥ (918,894)						(918,894)
Repurchase of ordinary shares (in shares) | shares			(17,645,098)
Balance (in shares) at Dec. 31, 2022 | shares			865,413,376
Balance at Dec. 31, 2022			¥ 564	(918,894)	15,450,389		695,184	(3,586,480)		11,640,763
Net income								1,099,227	¥ (9)	1,099,218
Foreign currency translation adjustments							186,976			186,976
Unrealized gains on available-for-sale investments							16,650			16,650
Share-based compensation					1,056,967					1,056,967
Exercise of share options and vesting of RSU, Value				623,862	(442,294)					181,568
Exercise of share options and vesting of RSU, Shares | shares			17,920,314
Repurchase of ordinary shares				(184,698)						(184,698)
Repurchase of ordinary shares (in shares) | shares			(3,530,912)
Cash dividends declared					(568,251)					(568,251)
Appropriation to statutory reserves						¥ 5,000		(5,000)
Balance (in shares) at Dec. 31, 2023 | shares			879,802,778
Balance at Dec. 31, 2023			¥ 564	(479,730)	15,496,811	5,000	898,810	(2,492,253)	(9)	13,429,193
Net income								1,584,664	(17,638)	1,567,026	$ 214,680
Foreign currency translation adjustments							154,051		151	154,202	21,126
Unrealized gains on available-for-sale investments							1,701			1,701	233
Share-based compensation					1,143,685					1,143,685
Issuance of ordinary shares as treasury shares, Value			¥ 7	(7)
Exercise of share options and vesting of RSU, Value				593,016	(405,961)					187,055
Exercise of share options and vesting of RSU, Shares | shares			21,969,262
Repurchase of ordinary shares				(1,632,987)						(1,632,987)
Repurchase of ordinary shares (in shares) | shares			(32,473,978)
Acquisition of a subsidiary									112,945	112,945
Appropriation to statutory reserves						10,051		(10,051)
Balance (in shares) at Dec. 31, 2024 | shares			869,298,062
Balance at Dec. 31, 2024			¥ 571	¥ (1,519,708)	¥ 16,234,535	¥ 15,051	¥ 1,054,562	¥ (917,640)	¥ 95,449	¥ 14,962,820	$ 2,049,898